GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning balance		$ 4,496	$ 5,417
Acquisition of a Fiber Company			1,760
Impairment of goodwill (See Note 2k.)	$ (2,114)		(2,114)
Foreign currency translation adjustments		(246)	(567)
Goodwill, ending balance	4,496	4,250	4,496
Perimeter Security Systems [Member]
Goodwill [Line Items]
Goodwill, beginning balance		3,552	1,991
Acquisition of a Fiber Company			1,760
Foreign currency translation adjustments		(242)	(199)
Goodwill, ending balance	3,552	3,310	3,552
Cyber [Member]
Goodwill [Line Items]
Goodwill, beginning balance		944	3,426
Impairment of goodwill (See Note 2k.)			(2,114)
Foreign currency translation adjustments		(4)	(368)
Goodwill, ending balance	$ 944	$ 940	$ 944